Note 14 - Voyage, Vessel Operating Expenses and Commissions - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Voyage expenses	$ 1,291,712	$ 2,312,513	$ 3,963,181
Vessel operating expenses (including, $347,363, $305,150 and $233,077, respectively, to related party)	18,161,862	25,204,593	25,279,087
Port Charges and Canal Dues [Member]
Voyage expenses	421,140	832,917	1,214,856
Bunkers [Member]
Voyage expenses	870,572	1,479,596	2,748,325
Crew Wages and Related Costs [Member]
Vessel operating expenses (including, $347,363, $305,150 and $233,077, respectively, to related party)	10,670,721	14,164,355	13,985,377
Insurance [Member]
Vessel operating expenses (including, $347,363, $305,150 and $233,077, respectively, to related party)	1,649,313	2,412,366	2,364,112
Repairs and Maintenance [Member]
Vessel operating expenses (including, $347,363, $305,150 and $233,077, respectively, to related party)	341,481	503,934	501,733
Lubricants [Member]
Vessel operating expenses (including, $347,363, $305,150 and $233,077, respectively, to related party)	1,611,543	2,433,956	2,379,191
Spares and Consumable Stores [Member]
Vessel operating expenses (including, $347,363, $305,150 and $233,077, respectively, to related party)	2,770,405	4,058,153	4,083,942
Professional and Legal Fees [Member]
Vessel operating expenses (including, $347,363, $305,150 and $233,077, respectively, to related party)	214,317	492,852	498,240
Other Vessel Operating Expenses [Member]
Vessel operating expenses (including, $347,363, $305,150 and $233,077, respectively, to related party)	$ 904,082	$ 1,138,977	$ 1,466,492